Other general administrative expenses	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Other general administrative expenses	Other general administrative expenses
a) Breakdown
The detail of Other general administrative expenses is as follows:

EUR million
	2022	2021	2020
Technology and systems	2,473	2,182	2,119
Property, fixtures and supplies (note 2.k)	804	789	827
Technical reports	785	689	672
Taxes other than income tax	559	558	537
Advertising	559	510	523
Communications	410	401	473
Surveillance and cash courier services	336	306	325
Per diems and travel expenses	163	69	73
Insurance premiums	108	109	88
Other administrative expenses	2,174	1,830	1,900
	8,371	7,443	7,537
The payments associated with short-term leases (leases less than or equal to 12 months) and leases of low-value assets, that the Group recognises as an expense in the income statement is not material.
b) Technical reports and other
Technical reports includes the fees paid by the various Group companies (detailed in the accompanying appendices) for the services provided by their respective auditors, the detail being as follows:

EUR million
	2022	2021	2020
Audit	113.4	104.6	99.4
Audit-related services	6.4	6.0	6.0
Tax services	0.5	0.7	0.8
All other	4.8	2.4	1.2
Total	125.1	113.7	107.4
The 'Audit' heading mainly includes audit fees for the individual and consolidated financial statements of Banco Santander and its subsidiaries of which PwC is the statutory auditor; for interim consolidated financial statements of Banco Santander; for integrated audits prepared in order to file Form 20-F for the annual report with the SEC in the US regarding required entities; the internal control audit (SOx) for required Group's entities; the limited review of the financial statements; and the regulatory auditor's reports on Grupo Santander's geographies.
The main fees under 'Audit-related services' include, comfort letters, verifying financial and non-financial information (as required by regulators), and other reviews of documents that, due to their nature, the external auditor provides to be submitted to domestic or foreign authorities.
The fees included under the heading 'Tax services' mainly related to tax compliance and advisory services provided to Group companies outside Spain, which are permitted in accordance with independence regulations; none were for tax planning advice.
The 'Audit' heading includes the fees for the year's audit, regardless of the date the audit was completed. Any subsequent adjustments, which are not significant, and for purposes of comparison, are shown in this note for each year. The fees corresponding to the rest of the services are shown by when the audit committee approved them.
The services commissioned from the Group's auditors meet the independence requirements under applicable European and Spanish law, the SEC rules and the Public Company Accounting Oversight Board (PCAOB), applicable to the Group, and they did not involve in any case the performance of any work that is incompatible with the auditor's role.
Lastly, the Group commissioned services from audit firms other than PwC amounting to EUR 185.5 million in 2022 (EUR 263.8 million and EUR 172.4 million in 2021and 2020, respectively).
c) Number of branches
The number of offices at 31 December 2022, 2021 and 2020 is as follows:

Number of branches
	Group
	2022	2021	2020
Spain	1,966	1,998	2,989
Group	7,053	7,231	7,597
	9,019	9,229	10,586